Stockholders' Equity (Details Textual) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 06, 2015	Jan. 31, 2016	Jan. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity (Textual)
Warrants issued to purchase common stock			6,975,000
Aggregate shares of common stock			13,950,000
Gross proceeds from sale of shares			$ 13,950,000
Warrants, description			Each whole warrant was exercisable to acquire one share of the Company's common stock at a price of $2.00 per share at any time up to January 6, 2017.
Offering expenses			$ 996,516		$ 35,811
Proceeds from issuance, net			12,953,484
Incurred internal offering costs			$ 785,197
Common stock, shares authorized				75,000,000	75,000,000
Common stock, par value				$ 0.001	$ 0.001
Preferred stock, shares authorized				5,000,000	5,000,000
Preferred stock, par value				$ 0.001	$ 0.001
Preferred stock, outstanding
Conversion of of Series B Preferred into common stock	5,400,000
Proceeds from exercise options				$ 2,600
stock based compensation				735,429	396,850
Research and development expense				3,606,515	1,966,221
General and administrative expense				$ 2,470,062	$ 1,908,080
Recognized options vest over period				4 years
Warrant [Member]
Stockholders' Equity (Textual)
Warrants issued to purchase common stock		125,000		365,550	7,002,774
Proceeds from exercise options				$ 2,969,454
Options exercised				(1,745,890)
Number of options cancelled
Number of options granted				490,550	7,002,774
Warrant exercise price per share		$ 1.15			$ 2.00
Number of warrants exercised				1,745,890
Warrant exercised				1,484,727
Description of vesting rights		The Company's common stock to an investor relations firm as partial compensation for consulting services to be provided over a two-year period. The warrant is exercisable at $1.15 per share, has a term of three years and is subject to vesting over the two-year service period.
Stock Options [Member]
Stockholders' Equity (Textual)
Stock option aggregate grant fair value				$ 1,418,000	$ 301,557
Options exercised				10,000
Number of options granted				1,696,000	388,124	127,532
Recognized options vest over period				4 years	4 years
Class of warrant or right expiration term				10 years	10 years
Stock Options [Member] | Maximum [Member]
Stockholders' Equity (Textual)
Exercise prices of stock option				$ 1.55	$ 1.17
Stock Options [Member] | Minimum [Member]
Stockholders' Equity (Textual)
Exercise prices of stock option				$ 1.10	$ 1.00
Compensation Expense [Member]
Stockholders' Equity (Textual)
Research and development expense				$ 374,292	$ 181,158
General and administrative expense				361,137	215,692
Compensation Options [Member]
Stockholders' Equity (Textual)
Warrants, description			Each Compensation Option is exercisable for a unit consisting of one share of common stock and one-half of one common stock purchase warrant at an exercise price of $1.00 per unit. The Compensation Options expired on July 6, 2016. Each whole warrant issuable upon exercise of Compensation Options is exercisable to acquire one share of common stock at an exercise price of $2.00 per share at any time up to January 6, 2017.
Proceeds from exercise options				$ 731,100	$ 55,548
Options exercised				731,100	55,548
Number of options granted to agents			786,696
Warrant exercise price per share					$ 2.00
Option granted exercise price			$ 1.00
Number of warrants exercised				731,100	55,548
2011 Plan [Member]
Stockholders' Equity (Textual)
Warrants issued to purchase common stock		125,000
Warrants, description		The Company's common stock to an investor relations firm as partial compensation for consulting services it will provide to the Company over a two year period.
Common stock for future issuance			6,453,069	1,665,572
Equity incetive plan, description			In accordance with the rules of the TSX Venture Exchange regarding equity incentive plans, the number of shares that can be reserved for issuance under the 2011 Plan is equal to 20% of the Company's common stock outstanding at the completion of the offering.
Series B Preferred Stock [Member]
Stockholders' Equity (Textual)
Proceeds from issuance, net						$ 2,700,000
Conversion of of Series B Preferred into common stock	5,400,000					5,400,000
Preferred stock conversion, description	Each outstanding share of Series B Preferred Stock was automatically converted into one share of common stock.
Amendment [Member]
Stockholders' Equity (Textual)
Authorized to issue and sale, shares			80,000,000
Common stock, shares authorized			75,000,000
Common stock, par value			$ 0.001
Preferred stock, shares authorized			5,000,000
Preferred stock, par value			$ 0.001
IPO [Member]
Stockholders' Equity (Textual)
Number of shares sold			11,250,000	2,700,000
Proceeds from issuance, net			$ 11,250,000	$ 2,700,000
Price per sale of unit			$ 1.00	$ 1.00
Warrants, description			All units consist of one share of the Company's common stock and one-half of one common stock purchase warrant.
Number of options granted to agents					786,696
Private Placement [Member]
Stockholders' Equity (Textual)
Number of shares sold			2,700,000
Proceeds from issuance, net			$ 2,700,000
Employees [Member] | Agents [Member]
Stockholders' Equity (Textual)
Number of options cancelled				26,486	5,000